Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ 38,270	$ 25,957
Intangible assets at beginning balance	25,957
Intangible assets at ending balance	38,270	25,957
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	38,270	25,957
Intangible assets at beginning balance	25,957	16,219
Additions	24,283	17,598
Amortization	(11,974)	(7,849)
Exchange differences	4	(11)
Intangible assets at ending balance	38,270	25,957
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	100,134	75,810
Intangible assets at beginning balance	75,810
Intangible assets at ending balance	100,134	75,810
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(61,864)	(49,853)
Intangible assets at beginning balance	(49,853)
Intangible assets at ending balance	$ (61,864)	$ (49,853)
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years